Investment in Associate Company (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Abstract]
Summary of Movements in Investment in Associates

Reconciliation of the Note 9 summarised financial information to the carrying amount of the interest in associate company recognised in the consolidated financial statements:

For the year ended
December 31, 2021
Net assets of associate	$1,270,339

Beginning balance	$-
Proportion of the interest sharing the losses of associate	444,619
Loss of interest at the date of dilution of shares in the associate	50,108
Ending balance	$494,728